Summary of Significant Accounting Policies - Co-Payment Assistance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Beginning Balance			$ 5,326	$ 1,040	$ 1,040
Allowances for current period sales					10,325
Payments & credits					(6,039)
Accounts Receivable, Ending Balance					5,326
Provision for revenue reserve	$ 8,500	$ 3,200	19,300	6,100
Reserve for variable consideration	$ 7,400		7,400
Customer credits, discounts And allowances
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Beginning Balance			2,994	371	371
Allowances for current period sales					5,891
Payments & credits					(3,268)
Accounts Receivable, Ending Balance					2,994
Rebates and co-pay assistance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Beginning Balance			$ 2,332	$ 669	669
Allowances for current period sales					4,434
Payments & credits					(2,771)
Accounts Receivable, Ending Balance					$ 2,332